Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 148,201,641	$ 4,954,919	$ 151,252,571	$ 149,284,706
Operating costs	(126,886,669)	(4,242,282)	(128,412,544)	(122,226,948)
Gross profit	21,314,972	712,637	22,840,027	27,057,758
Operating expenses
Sales and marketing expenses	(3,807,610)	(127,302)	(3,901,912)	(4,233,830)
General and administrative expenses	(5,318,576)	(177,819)	(4,940,906)	(4,239,713)
Research and development expenses	(11,860,244)	(396,531)	(13,025,139)	(13,669,589)
Expected credit losses	(627,159)	(20,968)	(409,237)	0
Subtotal	(21,613,589)	(722,620)	(22,277,194)	(22,143,132)
Net other operating income and expenses	5,182,162	173,258	5,116,884	1,653,695
Operating income	4,883,545	163,275	5,679,717	6,568,321
Non-operating income and expenses
Other income	1,705,675	57,027	1,391,376	875,587
Other gains and losses	1,166,729	39,008	(1,128,290)	994,092
Finance costs	(2,997,643)	(100,222)	(2,851,225)	(2,495,162)
Share of profit or loss of associates and joint ventures	115,329	3,856	(616,665)	157,837
Bargain purchase gain	171,585	5,736	0	0
Bargain purchase gain in acquisition of additional shares of equity investees	0	0	0	5,130
Exchange gain, net	0	0	0	1,565,905
Exchange loss, net	(238,624)	(7,978)	(356,993)	0
Subtotal	(76,949)	(2,573)	(3,561,797)	1,103,389
Income from continuing operations before income tax	4,806,596	160,702	2,117,920	7,671,710
Income tax benefit (expense)	(230,346)	(7,701)	1,129,877	(992,481)
Net income	4,576,250	153,001	3,247,797	6,679,229
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	106,403	3,557	(55,060)	(184,186)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	183,424	1,454,018	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	0	0	(2,572)	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	30,058	(103,319)	1,221
Income tax related to items that will not be reclassified subsequently	(457,619)	(15,300)	(358,296)	31,311
Subtotal	6,034,018	201,739	934,771	(151,654)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(3,277,938)	(109,593)	(47,009)	(5,975,203)
Unrealized gains or losses on available-for-sale financial assets	0	0	0	581,439
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	15,393	515	(23,966)	706,977
Income tax related to items that may be reclassified subsequently	6,106	204	(28,186)	23,908
Subtotal	(3,256,439)	(108,874)	(99,161)	(4,662,879)
Total other comprehensive income (loss), net of tax	2,777,579	92,865	835,610	(4,814,533)
Total comprehensive income	7,353,829	245,866	4,083,407	1,864,696
Net income (loss) attributable to:
Stockholders of the parent	8,155,097	272,655	7,677,735	9,676,698
Non-controlling interests	(3,578,847)	(119,654)	(4,429,938)	(2,997,469)
Net income	4,576,250	153,001	3,247,797	6,679,229
Total comprehensive income (loss) attributable to:
Stockholders of the parent	10,947,889	366,028	8,617,239	4,973,766
Non-controlling interests	(3,594,060)	(120,162)	(4,533,832)	(3,109,070)
Total comprehensive income	$ 7,353,829	$ 245,866	$ 4,083,407	$ 1,864,696
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 0.71	$ 0.02	$ 0.65	$ 0.81
Earnings per share-diluted | (per share)	$ 0.65	$ 0.02	$ 0.60	$ 0.75